SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 145,811	$ 104,811	$ 108,361
Lease Maintenance Reserve	689,750	689,750	689,750
Total Other Assets	$ 835,561	$ 794,561	$ 798,111